Inventories	12 Months Ended
Dec. 31, 2019
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Inventories
12.	INVENTORIES

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Raw materials	93,304	65,030	9,341
Work in progress	48,568	39,127	5,620
Finished goods	30,239	25,484	3,661

	172,111	129,641	18,622